Income Tax	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Income tax

25. Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits.

c)	Japan taxation

Japan profits tax has been provided for at the rate of 30.62% on the estimated assessable profits.

d)	United States taxation

United States profits tax has been provided for at the rate of 27.98% on the estimated assessable profits. There are no assessable profits for the six months periods ending June 30, 2024 and 2023.

e)	United Kingdom taxation

United Kingdom profits tax has been provided for at the rate of 19% on the estimated assessable profits.

f)	India taxation

India profits tax has been provided for at the rate of 25% on the estimated assessable profits.

g)	Egypt taxation

Egypt profits tax has been provided for at the rate of 22.5% on the estimated assessable profits.

h)	Income tax expense (benefit)

Components of income tax expense:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Current tax:
Current tax on profits for the period	$1,912,210	$2,172
Prior year income tax overestimation	-	-
Total current tax	1,912,210	2,172
Deferred tax:
Origination and reversal of temporary differences	(1,781,317)	-
Income tax expense	$137,893	$2,172